Expense Example	Jul. 29, 2025 USD ($)
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,275
MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,369
AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,317
CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	213
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	2,431
MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	2,421
DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,834
AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	$ 1,889